Filed under Rule 497(e)

Registration No. 33-52742

SunAmerica Series Trust

SA Wellington Strategic Multi-Asset Portfolio

(the “Portfolio”)

Supplement dated November 16, 2023

to the Portfolio’s Statement of Additional Information (“SAI”)

dated May 1, 2023, as supplemented and amended to date

Effective immediately, in the table under the section entitled “PORTFOLIO MANAGERS – Other Accounts,” in the section pertaining to Wellington Management Company LLP (“Wellington Management”), the following information is added:

Advisers/ Subadviser	Portfolio Managers	Other Accounts (As of September 30th, 2023)
		Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
		No. of Accounts	Assets (in millions)	No. of Accounts	Total Assets (in millions)	No. of Accounts	Total Assets (in millions)
Wellington Management	Tara C. Stilwell, CFA	4	$5,026	8	$2,980	19	$6,555

Capitalized terms used but not defined herein shall have the meanings assigned to them by the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

ASTSAI-SUP1.1 (11/23)